[Transamerica Life Insurance Company Letterhead]

September 22, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	PFL Variable Annuity Fund II
File No. 811-02411, CIK 0000078011
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), PFL Variable Annuity Fund II, a unit investment trust registered under the Act, recently mailed to its contract owners the annual/semi-annual report for the underlying management investment company ING Emerging Countries Fund; ING GNMA Income Fund; and MagnaCap Fund. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual/semi-annual reports were filed with the Commission via EDGAR on the dated indicated:

•	ING Emerging Countries Fund (CIK: 0000895430) filed July 9, 2004;

•	ING GNMA Income Fund (CIK: 001066602) filed June 10, 2004; and

•	MagnaCap Fund (CIK: 001063946) filed July 9, 2004.

To the extent necessary, that filing is incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group